Loans and Debentures (Long-term loans from banks and others) (Narrative) (Details) $ in Thousands, ₪ in Millions				1 Months Ended			12 Months Ended
	Apr. 06, 2023 USD ($)	Aug. 31, 2021 ILS (₪)	Aug. 31, 2021 USD ($)	Mar. 31, 2023 ILS (₪)	Oct. 31, 2021 ILS (₪)	Oct. 31, 2021 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 24, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2016 ILS (₪)	Jul. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 1,530,033				$ 1,163,071
Early repayment of financing								$ 167,769	$ 55,762	$ 562,016
Issuance expense								19,508	2,845	4,991
Finance income								39,361	44,686	2,934
Finance costs								$ 66,333	$ 50,397	$ 144,295
Opc Rotem Ltd Lenders Consortium Member
Disclosure of detailed information about borrowings [line items]
Borrowings Reserve Account																			$ 39,000
Borrowings																			$ 400,000
Repayment fees						$ 75,000
Early repayment of fees, net of tax						58,000
Early repayment of financing						291,000
Opc Rotem Ltd Lenders Consortium Member | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪					₪ 1,292
Repayment fees | ₪					244
Early repayment of fees, net of tax | ₪					188
Early repayment of financing | ₪					904
Opc Member
Disclosure of detailed information about borrowings [line items]
Early repayment of financing						72,000
Opc Member | Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Working capital facility																10,000
Opc Member | NIS
Disclosure of detailed information about borrowings [line items]
Early repayment of financing | ₪					₪ 226
Opc Member | NIS | Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Working capital facility | ₪							₪ 30
Veridis [Member]
Disclosure of detailed information about borrowings [line items]
Early repayment of financing						$ 363,000
Veridis [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.65%														2.65%
Early repayment of financing | ₪					₪ 1,130
Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Face amount																						$ 323,000
Hadera Financing Agreement [Member] | Opc Member
Disclosure of detailed information about borrowings [line items]
Corporate guarantees																$ 5,000
Hadera Financing Agreement [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪																					₪ 1,006
Hadera Financing Agreement [Member] | NIS | Opc Member
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪															₪ 15
Hadera Financing Agreement [Member] | Minimum [Member] | Cpi Linked Member
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							2.40%					2.40%
Hadera Financing Agreement [Member] | Minimum [Member] | Unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							3.60%					3.60%
Hadera Financing Agreement [Member] | Maximum [Member] | Cpi Linked Member
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							3.90%					3.90%
Hadera Financing Agreement [Member] | Maximum [Member] | Unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.40%					5.40%
Opct Zomet Member
Disclosure of detailed information about borrowings [line items]
Face amount																		$ 441,000
Borrowings, maturity							end of 19 years from the commencement date of the commercial operation or 23 years from the signing date of the Tzomet Financing Agreement (however not later than December 31, 2042	end of 19 years from the commencement date of the commercial operation or 23 years from the signing date of the Tzomet Financing Agreement (however not later than December 31, 2042
Borrowings, interest rate							0.55%					0.55%
Opct Zomet Member | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪																	₪ 1,372
Gat Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 128,000
Gat Financing Agreement [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪				₪ 450
Gat Financing Agreement [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.40%			0.40%					0.40%		0.40%
Gat Financing Agreement [Member] | Minimum [Member] | Unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of hedge				2.05%										2.05%
Minimum debt service coverage ratio		1.15	1.15	1.15
Gat Financing Agreement [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.90%			0.90%					0.90%		0.90%
Gat Financing Agreement [Member] | Maximum [Member] | Unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of hedge				2.55%										2.55%
Credit Frame Work Agreement By Opc Member | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪							₪ 125
Series C Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 280,000
Series C Debentures [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪							₪ 904
Keenan Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Face amount																				$ 120,000
Borrowings	$ 75,000
Working capital facility	$ 17,000	₪ 52																		$ 16,000
Percentage of hedging of interest rate	75.00%	70.00%	70.00%
Weighted average interest rate	5.40%	3.37%																		3.37%
Value of credit facilities		₪ 335	$ 104,000
Keenan Financing Agreement [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.63%	1.00%																		1.00%
Keenan Financing Agreement [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%	1.375%																		1.375%
OPC Power [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							7.00%					7.00%
Investment of shareholders' equity							₪ 565	$ 150,000
Additional investment of shareholders equity							₪ 175	$ 45,000
Increase in investment of shareholders equity												$ 100,000
OPC share in facility												70,000
US Renewable Energies Segment [Member]
Disclosure of detailed information about borrowings [line items]
Face amount													$ 370,000
Amount of withdrew												$ 59,000
US Renewable Energies Segment [Member] | Subsequent Events [Member]
Disclosure of detailed information about borrowings [line items]
Amount of withdrew											$ 93,000